Structured entities - Narrative (Details) entity in Thousands, £ in Millions	12 Months Ended
	Dec. 31, 2024 GBP (£) entity	Dec. 31, 2023 GBP (£) entity
Disclosure of unconsolidated structured entities [line items]
Number of structured entities | entity	5	6
Notional contract amount	£ 83,792,768	£ 64,625,859
Loans and advances	1,204,773	1,172,063
Assets transferred to sponsored unconsolidated structured entities	890	1,420
Employee benefit and other trusts
Disclosure of unconsolidated structured entities [line items]
Undrawn borrowing facilities	£ 4,000	3,700
Securitisation vehicles | Debt securities | Not later than three months
Disclosure of unconsolidated structured entities [line items]
Maturity period	90 days
Unconsolidated structured entities | Derivative financial assets
Disclosure of unconsolidated structured entities [line items]
Notional contract amount	£ 712,793	335,552
Lending | Debt securities | Stage 3
Disclosure of unconsolidated structured entities [line items]
Loans and advances	0
Contractual backstop liquidity facilities | CP's and medium-term note conduits
Disclosure of unconsolidated structured entities [line items]
Undrawn borrowing facilities	£ 23,900	£ 22,400